Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of operating results by Segment
Segment Information
The Corporation is a financial holding company headquartered in Newark, Ohio. The operating segments for the Corporation are its chartered national bank subsidiary, PNB (headquartered in Newark, Ohio), SEPH and GFSC.

GAAP requires management to disclose information about the different types of business activities in which a company engages and also information on the different economic environments in which a company operates, so that the users of the financial statements can better understand a company’s performance, better understand the potential for future cash flows, and make more informed judgments about the company as a whole. Park’s current operating segments are in line with GAAP as: (i) discrete financial information is available for each operating segment and (ii) the segments are aligned with internal reporting to Park’s Chief Executive Officer and President, who is the chief operating decision-maker.

Operating results for the year ended December 31, 2016 (In thousands)
	PNB	GFSC	SEPH	All Other	Total
Net interest income (loss)	$227,576	$5,874	$4,774	$(138)	$238,086
Provision for (recovery of) loan losses	2,611	1,887	(9,599)	—	(5,101)
Other income (loss)	74,803	(1)	2,974	955	78,731
Other expense	177,562	4,457	7,273	9,731	199,023
Income (loss) before taxes	122,206	(471)	10,074	(8,914)	122,895
Income taxes (benefit)	37,755	(164)	3,526	(4,357)	36,760
Net income (loss)	$84,451	$(307)	$6,548	$(4,557)	$86,135
Balances at December 31, 2016
Assets	$7,389,538	$32,268	$25,342	$20,438	$7,467,586
Loans	5,234,828	32,661	12,354	(7,986)	5,271,857
Deposits	5,630,199	3,809	—	(112,052)	5,521,956

Operating results for the year ended December 31, 2015 (In thousands)
	PNB	GFSC	SEPH	All Other	Total
Net interest income (loss)	$220,879	$6,588	$(74)	$239	$227,632
Provision for (recovery of) loan losses	7,665	1,415	(4,090)	—	4,990
Other income	75,188	2	1,848	513	77,551
Other expense	167,476	2,984	6,182	9,972	186,614
Income (loss) before taxes	120,926	2,191	(318)	(9,220)	113,579
Income taxes (benefit)	36,581	768	(111)	(4,671)	32,567
Net income (loss)	$84,345	$1,423	$(207)	$(4,549)	$81,012
Balances at December 31, 2015
Assets	$7,229,764	$35,793	$33,541	$12,256	$7,311,354
Loans	5,029,072	35,469	15,153	(11,609)	5,068,085
Deposits	5,447,293	4,627	—	(104,278)	5,347,642

Operating results for the year ended December 31, 2014 (In thousands)
	PNB	GFSC	SEPH	All Other	Total
Net interest income (loss)	$218,641	$7,457	$958	$(2,012)	$225,044
Provision for (recovery of) loan losses	3,517	1,544	(12,394)	—	(7,333)
Other income (loss)	69,384	(1)	5,991	175	75,549
Other expense	163,641	4,103	11,766	8,000	187,510
Income (loss) before taxes	120,867	1,809	7,577	(9,837)	120,416
Income taxes (benefit)	37,960	634	2,652	(4,787)	36,459
Net income (loss)	$82,907	$1,175	$4,925	$(5,050)	$83,957
Balances at December 31, 2014
Assets	$6,910,386	$40,308	$43,762	$6,743	$7,001,199
Loans	4,781,761	40,645	23,956	(16,680)	4,829,682
Deposits	5,222,766	5,883	—	(100,649)	5,128,000

Schedule of reconciliation of financial information for the reportable segments to the Corporation’s consolidated totals
The following is a reconciliation of financial information for the reportable segments to the Corporation’s consolidated totals:

	2016
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$238,224	$8,396	$180,896	$41,117	$7,447,148	$5,634,008
Elimination of intersegment items	2,164	—	—	—	(9,204)	(112,052)
Parent Co. totals - not eliminated	(2,302)	—	9,731	(4,357)	29,642	—
Totals	$238,086	$8,396	$190,627	$36,760	$7,467,586	$5,521,956

	2015
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$227,393	$7,347	$169,295	$37,238	$7,299,098	$5,451,920
Elimination of intersegment items	2,561	—	—	—	(13,557)	(104,278)
Parent Co. totals - not eliminated	(2,322)	—	9,972	(4,671)	25,813	—
Totals	$227,632	$7,347	$179,267	$32,567	$7,311,354	$5,347,642

	2014
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$227,056	$7,243	$172,267	$41,246	$6,994,456	$5,228,649
Elimination of intersegment items	3,708	—	—	—	(18,556)	(100,649)
Parent Co. totals - not eliminated	(5,720)	—	8,000	(4,787)	25,299	—
Totals	$225,044	$7,243	$180,267	$36,459	$7,001,199	$5,128,000